Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2017
Amendments to IFRS 2 [Member]
Title of new IFRS	Amendments to IFRS 2
Description of nature of impending change in accounting policy	Classification and Measurement of Share-based Payment Transactions.
Date by which application of new IFRS is required	Jan. 01, 2018
IFRIC Interpretation 22 [Member]
Title of new IFRS	IFRIC Interpretation 22
Description of nature of impending change in accounting policy	Foreign Currency Transactions and Advance Consideration.
Date by which application of new IFRS is required	Jan. 01, 2018
Amendments to IAS 40 [Member]
Title of new IFRS	Amendments to IAS 40
Description of nature of impending change in accounting policy	Transfers of Investment Property.
Date by which application of new IFRS is required	Jan. 01, 2018
Improvement to IAS 28 [Member]
Title of new IFRS	Improvement to IAS 28
Description of nature of impending change in accounting policy	Investment in Associates and Joint Ventures: Measuring an associate or joint venture at fair value.
Date by which application of new IFRS is required	Jan. 01, 2018
IFRS 9 [Member]
Title of new IFRS	IFRS 9
Description of nature of impending change in accounting policy	Financial Instruments.
Date by which application of new IFRS is required	Jan. 01, 2018
IFRS 15 [Member]
Title of new IFRS	IFRS 15
Description of nature of impending change in accounting policy	Revenue fro Contracts with Customers.
Date by which application of new IFRS is required	Jan. 01, 2018
Amendments to IFRS 15 [Member]
Title of new IFRS	Amendments to IFRS 15
Description of nature of impending change in accounting policy	Clarifications to IFRS 15 Revenue fro Contracts with Customers.
Date by which application of new IFRS is required	Jan. 01, 2018
IFRS 16 [Member]
Title of new IFRS	IFRS 16
Description of nature of impending change in accounting policy	Leases.
Date by which application of new IFRS is required	Jan. 01, 2019
IFRC 23 [Member]
Title of new IFRS	IFRC 23
Description of nature of impending change in accounting policy	Uncertainty over Income Tax Treatments.
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IFRS 9 [Member]
Title of new IFRS	Amendments to IFRS 9
Description of nature of impending change in accounting policy	Financial Instruments.
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IAS 28 [Member]
Title of new IFRS	Amendments to IAS 28
Description of nature of impending change in accounting policy	Investment in Associates and Joint Ventures
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IFRS 3 [Member]
Title of new IFRS	Amendments to IFRS 3
Description of nature of impending change in accounting policy	Business combination.
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IFRS 11 [Member]
Title of new IFRS	Amendments to IFRS 11
Description of nature of impending change in accounting policy	Joint arrangements.
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IAS 12 [Member]
Title of new IFRS	Amendments to IAS 12
Description of nature of impending change in accounting policy	Income taxes.
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IAS 23 [Member]
Title of new IFRS	Amendments to IAS 23
Description of nature of impending change in accounting policy	Borrowing costs.
Date by which application of new IFRS is required	Jan. 01, 2019